Accounts payable, accruals and other payables (Details) - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Financial items
Accounts payables			$ 6,778,838	$ 6,812,265
Captain payables			322,652	441,815
Salaries payable			98,612	289,236
Accrued expenses			79,574	205,729
Other payables			101,168	145,818
Total			7,380,844	7,894,863
Other payables non-current portion			(24,977)	(83,961)
Accounts payable accruals and other current payables			7,355,867	7,810,902
Non-financial items
Advances from individual customers (e-wallets)	[1]		12,206	18,935
Total accounts payable, accruals and other payables			$ 7,368,073	$ 7,829,837
Discount received upon immediate settlement of outstanding balances		$ 16,637,801

[1]	Advances from individual customers (e-wallets) are used by customers against future bookings.